S-K 1602(c) Dilution	Dec. 23, 2025 USD ($) $ / shares shares
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.72
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.3
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.7
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (114,244)
Net Tangible Book Value, Proceeds from Offering	301,550,000
Net Tangible Book Value, Adjusted	$ 288,717,289
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,503,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	37,518,750
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.73
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.29
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.71
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (114,244)
Net Tangible Book Value, Proceeds from Offering	262,400,000
Net Tangible Book Value, Adjusted	$ 251,610,889
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,503,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	32,625,000
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (12,789,000)
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(10,440,000)
No Redemption [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (305,400)
No Redemption [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(978,750)
No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 70,533
No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 70,533
No Redemption [Member] | Ordinary Shares Included In Units Offered [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	30,015,000
No Redemption [Member] | Ordinary Shares Included In Units Offered [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	26,100,000
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	(1.5)
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	11.52
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (1.52)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (114,244)
Net Tangible Book Value, Proceeds from Offering	301,550,000
Net Tangible Book Value, Adjusted	$ (11,432,711)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,503,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	7,503,750
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 11.52
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	(1.42)
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	11.44
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (1.44)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (114,244)
Net Tangible Book Value, Proceeds from Offering	262,400,000
Net Tangible Book Value, Adjusted	$ (9,389,111)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,503,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	6,525,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 11.44
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (300,150,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(30,015,000)
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (261,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(26,100,000)
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (12,789,000)
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(10,440,000)
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (305,400)
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(978,750)
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 70,533
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 70,533
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	30,015,000
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	26,100,000
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.14
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.88
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.12
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (114,244)
Net Tangible Book Value, Proceeds from Offering	301,550,000
Net Tangible Book Value, Adjusted	$ 213,679,789
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,503,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	30,015,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 2.88
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.16
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.86
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.14
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (114,244)
Net Tangible Book Value, Proceeds from Offering	262,400,000
Net Tangible Book Value, Adjusted	$ 186,360,889
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,503,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	26,100,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 2.86
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (75,037,500)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(7,503,750)
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (65,250,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(6,525,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (12,789,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(10,440,000)
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (305,400)
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(978,750)
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 70,533
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 70,533
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	30,015,000
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	26,100,000
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.18
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.84
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.16
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (114,244)
Net Tangible Book Value, Proceeds from Offering	301,550,000
Net Tangible Book Value, Adjusted	$ 138,642,289
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,503,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	22,511,250
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 3.84
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.21
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.81
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.19
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (114,244)
Net Tangible Book Value, Proceeds from Offering	262,400,000
Net Tangible Book Value, Adjusted	$ 121,110,889
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,503,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	19,575,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 3.81
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (150,075,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(15,007,500)
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (130,500,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(13,050,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (12,789,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(10,440,000)
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (305,400)
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(978,750)
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 70,533
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 70,533
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	30,015,000
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	26,100,000
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.26
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.76
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.24
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (114,244)
Net Tangible Book Value, Proceeds from Offering	301,550,000
Net Tangible Book Value, Adjusted	$ 63,604,789
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,503,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	15,007,500
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 5.76
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.3
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.72
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.28
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (114,244)
Net Tangible Book Value, Proceeds from Offering	262,400,000
Net Tangible Book Value, Adjusted	$ 55,860,889
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,503,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	13,050,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 5.72
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (225,112,500)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(22,511,250)
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (195,750,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(19,575,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (12,789,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(10,440,000)
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (305,400)
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(978,750)
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 70,533
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 70,533
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	30,015,000
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	26,100,000